Note 15 - Restatement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reclassifications [Text Block]
Reclassifications [Text Block]

NOTE 15 – RESTATEMENT

The Company restated its statements of operations and cash flows for the three months ended March 31, 2012 to reflect the following adjustments:

●	The increase of $73,136 option expense which represents the difference between the valuation of employee stock option based on the Black-Scholes Model and the original valuation improperly determined.

●	The increase in payable for estimated penalties of $20,252 related payroll tax liabilities.

●	The decrease of $4,416 amortization expense to properly amortize the patent costs.

●	The increase of interest expense of $96,873 related to the amortization of beneficial conversion feature of certain convertible notes issued.

The impact of the reclassifications and prior period adjustments on the accompanying statement of operations for the three months ended March 31, 2012 are as follows:

	As Originally Reported	Change	As Restated
General and administrative expenses	$1,479,707	$93,388	$1,573,095
Depreciation and amortization	10,515	(4,416)	6,099
Interest expense	436,563	96,873	533,436
Net loss attributable to common shareholders	1,916,164	185,845	2,102,009
Income per common share – basic and diluted	(0.03)		(0.04)

The impact of the reclassifications and prior period adjustments on the accompanying statement of cash flows for the three months ended March 31, 2012 is as follows:

	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(1,038,427)	$530,821	$(507,606)
Net cash used in investing activities	(15,743)	(124,656)	(140,399)
Net cash provided by financing activities	1,086,390	(406,165)	680,225

NOTE 15 – RESTATEMENT

The Company restated its December 31, 2011 balance sheet and the statements of operations, changes in equity, and cash flows for the year ended December 31, 2011 to reflect the following adjustments:

●	The reclassification of subscription receivable from shareholder of $25,000 to contra equity (originally reported as other current assets).

●	The elimination of $311,000 gain from litigation and the corresponding amount reflected as due from litigation as the collectability of the gain is not certain.

●

The decrease of $32,633 prepaid consulting expense which represents the difference between the valuation of warrants  based on the Black-Scholes Model and the original valuation improperly determined using intrinsic value.

●

The increase in payable for indemnification of $616,379 which represents Gifford Mabie’s federal and state tax liability retained by the brokerage firm and remitted to the Internal Revenue Service and the increase of indemnification expenses of $67,072 for the change in the value of stock issued to the special brokerage for the benefit of Gifford Mabie.

●	To decrease a payable to SON Medical for $54,832 for services never performed.

The impact of the reclassifications and prior period adjustments on the accompanying balance sheet at December 31, 2011 is as follows:

	As Originally Reported	Change	As Restated
Total current assets	$1,978,711	$(368,633)	$1,610,078
Total current liabilities	2,294,274	561,547	2,855,821
Total equity	(315,563)	(930,180)	(1,245,743)

The impact of the reclassifications and prior period adjustments on the accompanying statement of operations for the year ended December 31, 2011 are as follows:

	As Originally Reported	Change	As Restated
Research and development	$111,832	$(54,832)	$57,000
General and administrative expenses	3,714,214	67,072	3,781,286
Gain from litigation	311,000	(311,000)	-
Net income available to common shareholders	(4,218,278)	(323,240)	(4,541,518)
Income per common share – basic and diluted	(0.09)		(0.09)

 The impact of the reclassifications and prior period adjustments on the accompanying statement of cash flows for the year ended December 31, 2011 is as follows:

	As Originally Reported	Change	As Restated
Net cash used in operating activities	$(3,010,275)	$447,202	$(2,563,073)
Net cash used in investing activities	(471,347)	342,256	(129,091)
Net cash provided by financing activities	3,416,949	(789,458)	2,627,491